ADVANCES TO SUPPLIERS, NET (Tables)	12 Months Ended
Sep. 30, 2022
Advances To Suppliers Net
SCHEDULE OF ADVANCES TO SUPPLIERS

Advances to suppliers, net, consist of the following:

	September 30, 2022	September 30, 2021

Advances to suppliers for inventory raw materials	$4,091,990	$4,094,312
Less: allowance for doubtful accounts	-	-
Advances to suppliers, net	$4,091,990	$4,094,312